SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details 1) - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Supplementary Information To The Statements Of Loss
Salaries and benefits	$ 81,000	$ 59,000
Data processing and retention	4,000	3,000
Insurance	7,000	7,000
Other office expenses	8,000	5,000
Total	$ 100,000	$ 74,000